Stock Based Compensation (Tables)	9 Months Ended
Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of estimate the fair value of options granted
Assumptions
Expected term	3 - 5 years
Expected volatility	40.11% - 59.18%
Expected dividends	0%
Risk-free interest rate	0.71 – 2.30%
Forfeiture rate	0% - 5%

Aircom 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of weighted average exercise price and estimated fair value of options
	Number of shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2015	-	$-	$-
Granted	4,139,241	0.0013	0.0004
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2015	4,139,241	0.0013	0.0004
Granted	1,305,166	0.6704	0.2108
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at December 31, 2016	5,444,407	0.1617	0.0508
Granted	-	-	-
Exercised	(19,681)	0.0013	0.0004
Forfeited/Cancelled	(763,418)	0.6550	0.2059
Options outstanding at September 30, 2017 (unaudited)	4,661,307	0.0816	0.0256

Options exercisable at December 31, 2015	-	-	-

Options exercisable at December 31, 2016	2,066,858	0.0013	0.0004

Options exercisable at September 30, 2017 (unaudited)	2,967,699	0.0541	0.0169

Summary of nonvested shares
	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January1, 2015	-	$-
Granted	4,139,241	0.0013
Vested	-	-
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2015	4,139,241	0.0013
Granted	1,305,166	0.6704
Vested	(2,066,858)	0.0013
Forfeited/Cancelled	-	-
Options nonvested at December 31, 2016	3,377,549	0.2597
Granted	-	-
Vested	(920,522)	0.1707
Forfeited/Cancelled	(763,418)	0.6550
Options nonvested at September 30, 2017 (unaudited)	1,693,609	0.1302

Aerkomm 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of weighted average exercise price and estimated fair value of options
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Fair Value Per Share
Options outstanding at January 1, 2017	-	$-	$-
Granted	2,000,000	5.9129	3.5246
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Options outstanding at September 30, 2017	2,000,000	5.9129	3.5246

Options exercisable at September 30, 2017 (unaudited)	303,125	5.5000	3.2922

Summary of nonvested shares
	Number of Shares	Weighted Average Exercise Price Per Share
Options nonvested at January 1, 2017	-	$-
Granted	2,000,000	5.9129
Vested	(303,125)	5.5000
Forfeited/Cancelled	-	-
Options nonvested at September 30, 2017	1,696,875	5.9866